ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 28, 2014
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Balance at December 27, 2013	Charged to Expense	Deductions(1)	Balance at March 28, 2014
$3,595	$453	$(209)	$3,839
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(1)	Accounts receivable written-off as uncollectible, net of recoveries.